UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number	811-09157
Eaton Vance California Municipal Income Trust
(Exact Name of Registrant as Specified in Charter)
The Eaton Vance Building, 255 State Street, Boston, Massachusetts	02109
(Address of Principal Executive Offices)	(Zip code)
Alan R. Dynner, Esq. Eaton Vance Management, 255 State Street, Boston, Massachusetts 02109
(Name and Address of Agent for Services)
Registrant’s Telephone Number, Including Area Code:	(617) 482-8260
Date of Fiscal Year End:	November 30
Date of Reporting Period:	February 28, 2006

Item 1. Schedule of Investments

Eaton Vance California Municipal Income Trust                                                                   as of February 28, 2006

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments—152.9%

Principal
Amount
(000’s omitted)	Security	Value
Education — 11.5%
$1,000	California Educational Facilities Authority, (Dominican University), 5.75%, 12/1/30	$1,035,870
2,770	California Educational Facilities Authority, (Lutheran University), 5.00%, 10/1/29	2,860,690
500	California Educational Facilities Authority, (Pepperdine University), 5.00%, 11/1/29	521,575
1,850	California Educational Facilities Authority, (Santa Clara University), 5.00%, 9/1/23	2,040,661
4,000	California Educational Facilities Authority, (Stanford University), 5.125%, 1/1/31	4,096,280
2,500	San Diego County, Certificates of Participation, (University of San Diego), 5.375%, 10/1/41	2,611,000
		$13,166,076
Electric Utility — 2.3%
2,500	Chula Vista, (AMT), 5.00%, 12/1/27	2,595,625
		$2,595,625
Escrowed / Prerefunded — 1.4%
960	California Statewide Communities Development Authority, (Corporate Fund for Housing), Prerefunded to 12/1/09, 6.50%, 12/1/29	1,047,360
500	California Statewide Communities Development Authority, (Corporate Fund for Housing), Prerefunded to 12/1/09, 7.25%, 12/1/34	558,420
		$1,605,780
General Obligations — 4.4%
1,100	California, 5.25%, 4/1/30	1,163,591
3,500	California, 5.50%, 11/1/33	3,868,900
		$5,032,491
Hospital — 22.0%
2,500	California Health Facilities Financing Authority, (Cedars-Sinai Medical Center), 5.00%, 11/15/34	2,556,800
850	California Health Facilities Financing Authority, Variable Rate, 6.58%, 11/15/34 (1)(2)	888,624
750	California Infrastructure and Economic Development, (Kaiser Hospital), 5.50%, 8/1/31	792,990
4,900	California Statewide Communities Development Authority, (Huntington Memorial Hospital), 5.00%, 7/1/35	5,054,693
1,650	California Statewide Communities Development Authority, (Kaiser Permanente), 5.50%, 11/1/32	1,734,694

$1,750	California Statewide Communities Development Authority, (Sonoma County Indian Health), 6.40%, 9/1/29	$1,809,465
1,500	California Statewide Communities Development Authority, (Sutter Health), 5.50%, 8/15/28	1,595,835
1,500	Duarte, COP, (City of Hope), 5.25%, 4/1/24 (3)	1,535,760
1,000	Stockton Health Facilities Authority, (Dameron Hospital), 5.70%, 12/1/14	1,042,800
2,000	Tahoe Forest Hospital District, 5.85%, 7/1/22	2,084,860
2,000	Torrance Hospital, (Torrance Memorial Medical Center), 5.50%, 6/1/31	2,107,320
2,000	Turlock, (Emanuel Medical Center, Inc.), 5.375%, 10/15/34	2,049,820
2,000	Washington Township, Health Care District, 5.25%, 7/1/29	2,062,860
		$25,316,521
Housing — 1.1%
763	Commerce, (Hermitage III Senior Apartments), 6.50%, 12/1/29	815,434
436	Commerce, (Hermitage III Senior Apartments), 6.85%, 12/1/29	460,756
		$1,276,190
Industrial Development Revenue — 1.1%
1,250	California Pollution Control Financing Authority, (Mobil Oil Corp.), (AMT), 5.50%, 12/1/29	1,292,012
		$1,292,012
Insured-Education — 8.7%
6,510	California Educational Facilities Authority, (Loyola Marymount University), (MBIA), 0.00%, 10/1/33	1,861,144
3,270	California Educational Facilities Authority, (Pooled College and University), (MBIA), 5.10%, 4/1/23	3,436,574
3,000	California State University, (AMBAC), 5.00%, 11/1/33	3,119,670
1,500	California State University, (FGIC), 4.75%, 5/15/37	1,529,955
		$9,947,343
Insured-Electric Utilities — 13.8%
3,250	California Pollution Control Financing Authority, (Southern California Edison Co.), (MBIA), (AMT), 5.55%, 9/1/31	3,458,682
2,500	California Pollution Control Financing Authority, PCR, (Pacific Gas and Electric), (MBIA), (AMT), 5.35%, 12/1/16	2,681,075
3,625	Los Angeles Department of Water and Power, (FSA), 4.625%, 7/1/37	3,661,794
4,000	Puerto Rico Electric Power Authority, (FSA), Variable Rate, 7.24%, 7/1/29 (1)(2)	4,542,720
665	Puerto Rico Electric Power Authority, (FSA), Variable Rate, 9.19%, 7/1/29 (1)(4)	800,341
500	Puerto Rico Electric Power Authority, (MBIA), Variable Rate, 9.995%, 7/1/16 (1)(4)	712,865
		$15,857,477

Insured-Escrowed / Prerefunded — 8.6%
$5,130	Foothill/Eastern Transportation Corridor Agency, (FSA), Escrowed to Maturity, 0.00%, 1/1/26	$2,133,875
250	Puerto Rico Infrastructure Financing Authority, (AMBAC), Prerefunded to 1/1/08, Variable Rate, 6.785%, 7/1/28 (1)(2)	269,432
945	Puerto Rico Infrastructure Financing Authority, (AMBAC), Prerefunded to 1/1/08, Variable Rate, 8.151%, 7/1/28 (1)(4)	1,049,678
6,000	San Francisco, (Bay Area Rapid Transportation District), (FGIC), Prerefunded to 7/1/09, 5.50%, 7/1/34	6,472,860
		$9,925,845
Insured-General Obligations — 13.5%
1,650	California RITES, (AMBAC), Variable Rate, 10.473%, 5/1/26 (1)(4)	2,063,820
1,375	Los Angeles Unified School District, (FGIC), 5.00%, 7/1/22	1,477,341
2,500	Puerto Rico, (FSA), Variable Rate, 9.36%, 7/1/27 (1)(4)	2,979,850
1,600	San Diego Unified School District, (MBIA), Variable Rate, 9.995%, 7/1/24 (1)(4)	2,443,104
3,000	Simi Valley Unified School District, (MBIA), 5.00%, 8/1/28	3,165,450
7,995	Sweetwater, Union High School District, (Election 2000), (FSA), 0.00%, 8/1/25	3,342,709
		$15,472,274
Insured-Hospital — 4.3%
3,200	California Statewide Communities Development Authority, (Children’s Hospital Los Angeles), (MBIA), 5.25%, 8/15/29 (3)(5)	3,378,368
1,245	California Statewide Communities Development Authority, (Sutter Health), (FSA), Variable Rate, 10.753%, 8/15/27 (1)(4)	1,530,952
		$4,909,320
Insured-Lease Revenue / Certificates of Participation — 11.1%
10,750	Anaheim Public Financing Authority, (Public Improvements), (FSA), 0.00%, 9/1/25	4,538,005
6,500	Anaheim Public Financing Authority, (Public Improvements), (FSA), 0.00%, 9/1/17	4,016,545
11,500	Anaheim Public Financing Authority, (Public Improvements), (FSA), 0.00%, 9/1/28	4,197,730
		$12,752,280
Insured-Special Tax Revenue — 4.1%
3,880	Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/28	1,425,939
2,070	Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/37	493,115
17,000	Puerto Rico Infrastructure Financing Authority, (FGIC), 0.00%, 7/1/45	2,813,330
		$4,732,384

Insured-Transportation — 14.9%
$5,000	Alameda Corridor Transportation Authority, (AMBAC), 0.00%, 10/1/29	$1,728,650
8,000	Alameda Corridor Transportation Authority, (MBIA), 0.00%, 10/1/31	2,498,160
2,500	Los Angeles County Metropolitan Transportation Authority, (AMBAC), 4.50%, 7/1/32	2,507,450
2,500	Los Angeles County Metropolitan Transportation Authority, (FGIC), 5.25%, 7/1/30	2,668,550
1,400	Puerto Rico Highway and Transportation Authority, (AGC), 5.00%, 7/1/45	1,468,614
2,515	Puerto Rico Highway and Transportation Authority, (AMBAC), Variable Rate, 8.584%, 7/1/28 (1)(4)	2,783,024
5	Puerto Rico Highway and Transportation Authority, (CIFG), 5.25%, 7/1/41	5,763
250	Puerto Rico Highway and Transportation Authority, (CIFG), Variable Rate, 9.26%, 7/1/41 (1)(4)	364,473
10,000	San Joaquin Hills Transportation Corridor Agency, (MBIA), 0.00%, 1/15/32	3,100,700
		$17,125,384
Insured-Utilities — 2.6%
2,850	Sacramento Municipal Utility District, (Consumnes Project), (MBIA), 4.75%, 7/1/26	2,962,034
		$2,962,034
Insured-Water Revenue — 2.6%
3,100	San Francisco, City and County Water Revenue, (FSA), 4.25%, 11/1/33 (6)	2,954,424
		$2,954,424
Lease Revenue / Certificates of Participation — 3.9%
4,000	Sacramento Financing Authority, 5.40%, 11/1/20	4,434,800
		$4,434,800
Other Revenue — 1.4%
1,470	California Statewide Communities Development Authority, (East Valley Tourist Development Authority), 8.25%, 10/1/14 (1)	1,588,967
		$1,588,967
Special Tax Revenue — 18.6%
1,500	Bonita Canyon Public Facilities Financing Authority, 5.375%, 9/1/28	1,515,240
1,545	Brentwood Infrastructure Financing Authority, 6.375%, 9/2/33	1,593,575
1,665	Corona, Public Financing Authority, 5.80%, 9/1/20	1,670,311
1,590	Fontana Redevelopment Agency, (Jurupa Hills), 5.60%, 10/1/27	1,670,772
500	Jurupa Community Services District, (Community Facilities District No. 16), 5.30%, 9/1/34	505,085

$1,310	Lincoln Public Financing Authority, Improvement Bond Act of 1915 (Twelve Bridges), 6.20%, 9/2/25	$1,377,255
420	Moreno Valley Unified School District, (Community School District No. 2003-2), 5.75%, 9/1/24	430,038
750	Moreno Valley Unified School District, (Community School District No. 2003-2), 5.90%, 9/1/29	768,255
750	Murrieta Valley Unified School District, 6.20%, 9/1/35	803,115
2,460	Oakland Joint Powers Financing Authority, 5.40%, 9/2/18	2,580,860
995	Oakland Joint Powers Financing Authority, 5.50%, 9/2/24	1,045,168
700	Rancho Cucamonga Public Financing Authority, 6.00%, 9/2/20	729,764
1,195	Roseville Special Tax, 6.30%, 9/1/25	1,298,726
1,325	San Pablo Redevelopment Agency, 5.65%, 12/1/23	1,403,109
1,500	Santa Margarita Water District, 6.20%, 9/1/20	1,598,430
250	Santaluz Community Facilities District No. 2, 6.10%, 9/1/21	257,470
500	Santaluz Community Facilities District No. 2, 6.20%, 9/1/30	515,620
500	Turlock Public Financing Authority, 5.45%, 9/1/24	510,355
1,000	Whittier Public Financing Authority, (Greenleaf Avenue Redevelopment), 5.50%, 11/1/23	1,041,840
		$21,314,988
Transportation — 1.0%
1,170	Port Redwood City, (AMT), 5.125%, 6/1/30	1,152,333
		$1,152,333
Total Tax-Exempt Investments — 152.9% (identified cost $161,789,167)		$175,414,548
Other Assets, Less Liabilities — (1.4)%		$(1,634,012)
Auction Preferred Shares Plus Cumulative Unpaid Dividends — (51.5)%		$(59,018,104)
Net Assets Applicable to Common Shares — 100.0%		$114,762,432

AGC	—	Assured Guaranty Corp.
AMBAC	—	AMBAC Financial Group, Inc.
AMT	—	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
CIFG	—	CDC IXIS Financial Guaranty North America, Inc.
FGIC	—	Financial Guaranty Insurance Company
FSA	—	Financial Security Assurance, Inc.
MBIA	—	Municipal Bond Insurance Association

The Trust invests primarily in debt securities issued by California municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at February 28, 2006, 55.1% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 0.2% to 19.8% of total investments.

(1)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2006, the aggregate value of the securities is $22,017,850 or 19.2% of the Trust’s net assets applicable to common shares.

(2)	Security has been issued as an inverse floater bond. The stated interest rate represents the rate in effect at February 28, 2006.
(3)	Security (or a portion thereof) has been segregated to cover when-issued securities.
(4)	Security has been issued as a leveraged inverse floater bond. The stated interest rate represents the rate in effect at February 28, 2006.
(5)	Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.
(6)	When-issued security.

A summary of financial instruments at February 28, 2006 is as follows:

Futures Contracts

Expiration			Aggregate		Net Unrealized
Date	Contracts	Position	Cost	Value	Depreciation
06/06	357 U.S. Treasury Bond	Short	$(42,285,416)	$(42,410,156)	$(124,740)

At February 28, 2006, the Trust had sufficient cash and/or securities to cover commitments under these contracts.

The cost and unrealized appreciation (depreciation) in value of the investments owned at February 28, 2006, as computed on a federal income tax basis, were as follows:

Aggregate cost	$161,471,108
Gross unrealized appreciation	$13,954,287
Gross unrealized depreciation	(10,847)
Net unrealized appreciation	$13,943,440

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance California Municipal Income Trust

By:	/s/ Cynthia J. Clemson
Cynthia J. Clemson
President and Principal Executive Officer
Date:	April 21, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Cynthia J. Clemson
Cynthia J. Clemson
President and Principal Executive Officer
Date:	April 21, 2006
By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer and Principal Financial Officer
Date:	April 21, 2006